Profit-Sharing Plan (Details)	12 Months Ended
Dec. 31, 2017
Profit Sharing Plan (Textual)
Percentage of pretax compensation to the plan	15.00%
Percentage of employer contribution	50.00%
Percentage of employee wages	6.00%
Percentage of effective rate	3.00%